Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Pension Expense	$ 41	$ 32	$ 31
Defined Contribution Plan, Cost Recognized	18	16	15
Allocated Share-based Compensation Expense	12	10	12
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	1,500	1,400
Defined Benefit Plan, Funded Status of Plan	(478)	(476)
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	331	339
Defined Benefit Plan, Funded Status of Plan	(156)	(180)
Defined Benefit Plan, Net Periodic Benefit Cost	$ 4	$ (2)	$ (4)